CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions	12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Cash flows from operating activities:
Net income	$ 2,229,708	$ 1,296,360	$ 2,344,770
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	1,365,830	1,050,924	916,386
Loss on sale of property, plant and equipment	42	68,155
Amortization of operating lease right-of-use assets	106,011	51,972	8,814
Amortization of intangible assets and land use right	65,852	123,205	114,091
Changes in bad debt allowances	497,397	39,953	56,100
Deferred income taxes	(9,033)	83,893	(8,415)
Amortization of deferred revenue	(261,533)	(110,438)	40,105
Changes in operating assets and liabilities:
Accounts receivable	(8,503,455)	(3,159,543)	(4,216,674)
Inventory	248,675	1,828,011	(231,162)
Advances to suppliers	(9,286,781)	(9,125,201)	250,028
Prepaid expenses and other current assets	(384,367)	(278,122)	(425)
Accounts payable	6,357,128	(3,284,531)	(1,060,649)
Operating lease liabilities	(366,239)	(71,929)	(16,167)
Taxes payable	398,560	(13,627)	87,713
Accrued expenses and other current liabilities	27,586	(92,151)	(103,427)
Net cash used in operating activities	(7,514,619)	(11,593,069)	(1,818,912)
Cash flows from investing activities:
Other receivables	20,790,311	(20,739,840)
Prepayment to acquire a subsidiary	(17,746,979)
Prepayment for purchase of property, plant and equipment	(1,421,646)	(3,752,528)
Purchase of property, plant and equipment	(2,493,448)	(434,834)	(14,693)
Proceeds from sale of property, plant and equipment		77,527
Purchase of term deposit		(3,072,000)
Withdrawal of term deposits	3,042,843
Purchase of intangible assets			(4,663)
Long-term deposits			(856,475)
Net cash provided by (used in) investing activities	2,171,081	(27,921,675)	(875,831)
Cash flows from financing activities:
Deferred offering costs			(26,929)
Issuance of convertible preferred shares			1,800,000
Proceeds from the Initial Public Offering		23,000,000
Repayment of related parties loans	(2,000,295)		(433,769)
Proceeds from related parties loans	414,814	534,226
Repayment of short-term bank loans	(2,922,341)	(1,689,600)	(710,756)
Proceeds from short-term bank loans	5,918,330	1,231,872	1,995,254
Proceeds from long-term bank loan		284,206
Net cash provided by financing activities	24,939,210	38,023,254	2,623,800
Effect of exchange rate changes on cash	(1,739,558)	112,213	80,643
Net increase (decrease) in cash	17,856,114	(1,379,277)	9,700
Cash, beginning of year	190,758	1,570,035	1,560,335
Cash, end of year	18,046,872	190,758	1,570,035
Supplemental disclosure information:
Cash paid for income tax	71,849	387,595	93,086
Cash paid for interest	45,218	58,703	27,873
Supplemental non-cash activities:
Accrued Deferred Offering Costs			34,650
Payment Of Professional Fees Funded By Related Party Loans			351,121
Deferred offering costs funded by a related party through related party loans		487,346	8,142
Accounts payable related to construction in progress			1,729,261
Right of use assets obtained in exchange for operating lease obligations			$ 146,684
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		975,000
IPO [Member]
Cash flows from financing activities:
Direct costs disbursed from Initial Public Offering proceeds		(2,377,450)
Proceeds from private placements	5,528,702	18,000,000
Private Placement [Member]
Cash flows from financing activities:
Direct costs disbursed from Initial Public Offering proceeds		$ (960,000)
Proceeds from private placements	$ 18,000,000